TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (5,589)	$ (4,601)
Bad debt recovery (expense)	(3,689)	92
Write-off of trade accounts receivable	4,224	524
Increase due to business acquisitions	0	(1,604)
Balance, end of fiscal year	$ (5,054)	$ (5,589)